Financial Risk Management (Details) - Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets - Financial Assets [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets [Line Items]
Estimated gross carrying amount at default cash and cash equivalents	$ 246,377	$ 311,810
Expected probability of default cash and cash equivalents	0.00%	0.00%
Expected credit losses cash and cash equivalents
Cash and cash equivalents	246,377	311,810
Estimated gross carrying amount at default other financial assets	$ 4,222,957	$ 2,529,576
Expected probability of default other financial assets	0.00%	0.00%
Expected credit losses other financial assets
Other financial assets	$ 4,222,957	$ 2,529,576